Capital disclosures	12 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital disclosures
Capital disclosures

The Company’s objectives when managing capital are to provide an adequate return to shareholders, safeguard its assets, maintain a competitive cost structure and continue as a going concern in order to pursue the development, production, distribution and licensing of its film and television properties and broadcast operations. During the year ended June 30, 2018, the Company declared dividends totalling $10,734 (2017 - $9,908). The balance of the Company’s cash is being used to maximize ongoing development and reduce leverage.

The Company’s capital at June 30, 2018 and 2017 is summarized in the table below:

	June 30, 2018	June 30, 2017
	$	$

Total bank indebtedness, long-term debt and obligations under capital leases, excluding interim production financing	772,920	983,335
Less: Cash and cash held in trust	(46,550)	(302,020)

Net debt	726,370	681,315

Total Shareholders’ Equity	400,792	415,853

	1,127,162	1,097,168

To facilitate the management of its capital structure, the Company prepares annual expenditure operating budgets that are updated as necessary depending on various factors including industry conditions and operating cash flow. The annual and updated budgets are reviewed by the Board of Directors.